SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Authorized percentage to issue outstanding common shares from treasury (as a percent)	4.50%
Volume weighted average price prior to the grant date, period	20 days
RSU
Share-Based Compensation
Award vesting percentage (as a percent)	33.33%
Award vesting period	3 years
PSU
Share-Based Compensation
Award vesting period	3 years
Multiplier, low end of range	0
Multiplier, high end of range	2